UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22560

Plainsboro Funds

(Exact name of registrant as specified in charter)

4 Windmill Ct., Plainsboro, NJ 08536

(Address of principal executive offices)(Zip code)

Capitol Services, Inc., Dover, DE 19901

(Name and address of agent for service)

Copy to:

Yang Xiang Plainsboro Global Capital Inc. 4 Windmill Court Plainsboro, New Jersey 08536 (609) 356-9922	John H. Lively The Law Offices of John H. Lively& Associates, Inc. 2041 West 141st Terrace, Suite 119 Leawood, KS 66224 (913) 660-0778

Registrant's telephone number, including area code: (609) 356-9922

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PLAINSBORO FUNDS

Plainsboro China Fund

SEMI-ANNUAL REPORT

(Unaudited)

February 29, 2012

PLAINSBORO CHINA FUND

PORTFOLIO SECTOR ILLUSTRATION

FEBRUARY 29, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Plainsboro China Fund
	Schedule of Investments
	February 29, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 91.56%

Banks - 4.38%
20,000	China Merchants Bank *	$ 45,898

Conglomerates - 7.17%
174,750	Shun Tak Holdings Ltd. *	75,250

Hotels, Casinos & Leisure Facilities - 4.19%
21,000	SJM Holdings Ltd. *	43,969

Insurance - 4.16%
14,000	China Life Insurance Co. Ltd. *	43,681

Media & Entertainment - 4.72%
96,000	Clear Media Ltd. *	49,508

Other Financials - 4.65%
68,000	Value Partners GRP Ltd. *	48,745

Properties - 4.11%
11,400	Hang Lung Properties Ltd. *	43,138

Services-Business Services, NEC - 7.92%
9,692	Giant Interactive Group, Inc. ADR *	40,900
804	NetEase.com, Inc. ADR *	42,146
		83,046
Services-Computer Processing & Data Preparation - 22.56%
14,600	Jiayuan.com International Ltd. ADR *	101,470
8,100	Soufun Holdings Ltd. ADR	135,189
		236,659
Textile, Clothing & Accessories - 19.57%
36,000	Chow Sang Sang Holdings *	98,398
28,000	Luk Fook Holdings International	106,855
		205,253
Transportation - 8.13%
40,000	Jiangsu Expressway Co. *	42,030
57,000	Zhejiang Expressway Co. Ltd.	43,285
		85,315

TOTAL FOR COMMON STOCKS (Cost $837,636) - 91.56%		960,462

RIGHTS - 0.00%
36,750	Shun Tak Holdings Ltd. Rights	0
TOTAL RIGHTS (Cost $0.00) - 0.00%		0

TOTAL INVESTMENTS (Cost $837,636) - 91.56%		960,462

OTHER ASSETS LESS LIABILITIES - 8.44%		88,568

NET ASSETS - 100.00%		$ 1,049,030

ADR - American Depository Receipt
* Non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

Plainsboro China Fund
Statement of Assets and Liabilities
February 29, 2012 (Unaudited)

Assets:
Investments, at Value (Cost $837,636)	$ 960,462
Cash	92,756
Total Assets	1,053,218

Liabilities:
Advisory Fees	967
Service Fees	3,221
Total Liabilities	4,188

Net Assets	$ 1,049,030

Net Assets Consist of:
Paid In Capital	$ 922,681
Accumulated Undistributed Net Investment Loss	(511)
Accumulated Realized Gain on Investments	4,034
Unrealized Appreciation in Value of Investments	122,826
Net Assets, for 93,556 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 1,049,030

Net Asset Value Per Share and Offering Price ($1,049,030/93,556)	$ 11.21

Minimum Redemption Price Per Share *	$ 10.99

* The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

The accompanying notes are an integral part of these financial statements.

Plainsboro China Fund
Statement of Operations
For the period October 11, 2011 (commencement of investment operations)
through February 29, 2012 (Unaudited)

Investment Income:
Dividends	$ 13,454
Total Investment Income	13,454

Expenses:
Advisory Fees (Note 4)	3,221
Services Fees (Note 4)	967
Total Expenses	4,188

Net Investment Income	9,266

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	4,034
Net Change in Unrealized Appreciation on Investments	122,826
Net Realized and Unrealized Gain on Investments	126,860

Net Increase in Net Assets Resulting from Operations	$ 136,126

The accompanying notes are an integral part of these financial statements.

Plainsboro China Fund
Statement of Changes in Net Assets

(Unaudited)
Period Ended *
2/29/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 9,266
Net Realized Gain on Investments	4,034
Unrealized Appreciation on Investments	122,826
Net Increase in Net Assets Resulting from Operations	136,126

Distributions to Shareholders (Note 7):
Net Investment Income	(9,777)
Realized Gains	-
Total Dividends and Distributions Paid to Shareholders	(9,777)

Capital Share Transactions (Note 5):
Proceeds from Sale of Shares	912,904
Shares Issued on Reinvestment of Dividends	9,777
Early Redemption Fees **
Cost of Shares Redeemed	-
Net Increase in Net Assets from Shareholder Activity	922,681

Net Assets:
Net Increase in Net Assets	1,049,030
Beginning of Period	-
End of Period (Including Accumulated Undistributed Net Investment Loss of $(511))	$ 1,049,030

* The Fund commenced investment operations on October 11, 2011.
** The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.
The accompanying notes are an integral part of these financial statements.

Plainsboro China Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended
	2/29/2012 ▲

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.11
Net Gain on Securities (Realized and Unrealized)	1.21
Total from Investment Operations	1.32

Distributions from:
Net Investment Income	(0.11)
Net Realized Gains	-
Total from Distributions	(0.11)

Redemption Fees ***	-

Net Asset Value, at End of Period	$ 11.21

Total Return **	13.35%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,049
Ratio of Expenses to Average Net Assets	1.30%	†
Ratio of Net Investment Income to Average Net Assets	2.89%	†
Portfolio Turnover	7.79%

† Annualized
▲ The Fund commenced investment operations on October 11, 2011.
* Net Investment Income/Loss per share amounts were calculated using the average shares method.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.

*** The Fund will impose a 2.00% redemption fee on shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

PLAINSBORO CHINA FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2012 (UNAUDITED)

Note 1. Organization

The Plainsboro Funds (the “Trust”) is an open-end management investment company organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on May 13, 2011. The Trust currently consists of one series of units of beneficial interest (“shares”) called the Plainsboro China Fund (the “Fund”).  The Fund is a non-diversified fund.  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series.  Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The shares of the Fund do not have any preemptive rights. The investment adviser to the Fund is Plainsboro Global Capital Inc. (the "Adviser").

The Plainsboro China Fund seeks long-term capital appreciation.  The Fund’s investment objective is not fundamental and may be changed without shareholder approval.  The Fund will provide 60 days advance notice of any change in the investment objective.

On September 28, 2011, 10,000 shares were issued for cash, at $10.00 per share, to Plainsboro Global Capital Inc.

The Fund has had no operations other than those actions related to organizational matters as of September 28, 2011.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Share Valuation - The price (net asset value) of the Fund’s shares is normally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The price is determined by dividing the value of its securities, plus all other assets and less all liabilities, by the number of shares outstanding. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Security Transaction Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

Income Taxes – The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. The Fund intends to declare and pay distributions on an annual basis and expects that distributions will consist primarily of capital gains.  The Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the period October 11, 2011 (commencement of investment operations) through February 29, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Fund will distribute its net realized capital gains, if any, on an annual basis and in the form of dividends to its shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Estimates - The preparation of financial statements in conformity with generally GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Other - The Fund records security transactions on the trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Note 3. Security Valuation

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADR’s and exchange traded funds) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities - Fixed income securities such as corporate bonds and U.S. Government Securities when valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  These securities will be categorized as Level 3 securities.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities are categorized as level 2 or level 3, when appropriate.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 29, 2012:

Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 960,462	$ 0	$ 0	$ 960,462
Total	$ 960,462	$ 0	$ 0	$ 960,462

* See the Schedule of Investments for categories by industry.

Note 4. Investment Management Agreement

The Fund has an Investment Advisory Agreement (the “Agreement”) with Plainsboro Global Capital, Inc. (the “Adviser”). Under this agreement, the Adviser has agreed to provide the Fund with investment management services, and pay all operating expenses of the Fund except taxes, fees and expenses of acquired funds, brokerage commissions, and extraordinary expenses for an annual fee of 1.00% of the average daily net assets of the Fund.  For the period October 11, 2011 (commencement of investment operations) through February 29, 2012, the Adviser earned a fee of $3,221 from the Fund.

Under the Services Agreement the Adviser receives an additional fee of 0.30% and is obligated to provide executive and administrative services, assist in the preparation of the Trust’s tax returns and various reports to shareholders, and provide non-investment related statistical and research data. For the period October 11, 2011 (commencement of investment operations) through February 29, 2012, the Adviser earned a fee of $967 from the Fund pursuant to the Services Agreement.

Note 5. Capital Share Transactions

Paid in capital at February 29, 2012, was $922,681 representing 93,556 shares outstanding. Transactions in capital stock were as follows:

	October 11, 2011 (commencement of investment operations) through February 29, 2012
	Shares	Amount
Shares Sold	92,525	$ 912,904
Shares Reinvested	1,031	9,777
Shares Redeemed	-	-
Net Increase	63,556	$ 922,681

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 90 days after their purchase.  For the period October 11, 2011 (commencement of investment operations) through February 29, 2012, no redemption fees were collected by the Fund from shareholder transactions.

Note 6. Investment Transactions

For the period October 11, 2011 (commencement of investment operations) through February 29, 2012, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $888,722 and $55,120, respectively.

Note 7. Distributions to Shareholders

During period October 11, 2011 (commencement of investment operations) through February 29, 2012, a distribution of $0.1059 per share, or $9,777 total, was declared and paid from net investment income.

Note 8. Control & Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the funds under Section 2(a)(9) of the Investment Company Act of 1940.  As of February 29, 2012, Yang Xiang owned approximately 98.91% outstanding shares of the Fund, for the benefit of others, and may be deemed to control the Fund.

Note 9. New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

Plainsboro China Fund
Expense Illustration
February 29, 2012 (Unaudited)

Expense Example

As a shareholder of the Plainsboro China Fund, you incur ongoing costs which typically consist of management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, October 11, 2011 through February 29, 2012, and the entire period September 1, 2011 through February 29, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	October 11, 2011	February 29, 2012	October 11, 2011 to February 29, 2012

Actual	$1,000.00	$1,133.52	$5.38
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,014.36	$5.08

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 142/366 (to reflect the one-half year period).

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	September 1, 2011	February 29, 2012	September 1, 2011 to February 29, 2012

Actual	$1,000.00	$1,133.52	$6.90
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.40	$6.52

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PLAINSBORO CHINA FUND

ADDITIONAL INFORMATION

FEBRUARY 29, 2012 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-866-707-8588, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (866) 707-8588 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 707-8588 to request a copy of the SAI or to make shareholder inquiries.

Approval of Investment Advisory Agreement

On August 30, 2011, the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement between the Trust and Plainsboro Global Capital Inc (the “Adviser”). The Board discussed the arrangements between the Adviser and the Trust with respect to the Plainsboro China Fund (the “Fund”). The Board reflected on its discussions with representatives from the Adviser regarding the proposed investment advisory agreement (“Advisory Agreement”) and the manner in which the Fund was to be managed. The Board considered items, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter from Counsel to the Adviser and the Adviser’s responses to that letter, a copy of the Adviser’s financial statements, a copy of the Adviser’s Form ADV, a fee comparison analysis for the Fund and comparable mutual funds, and the Advisory Agreement. The Board considered the Adviser’s experience, profitability, financial strength, capability, and the Adviser’s marketing strategy for the Fund.

In deciding whether to approve the agreements, the Trustees considered numerous factors, including:

(i)

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the Fund including, without limitation, the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, coordination of services for the Fund among the Fund’s service providers, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares. The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies, and procedures.  After reviewing the foregoing and further information from the Adviser (e.g., descriptions of the Adviser’s business, the Adviser’s compliance programs, and the Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

(ii)

The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund.  In this regard, the Board considered: the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the projected asset levels of the Fund; the Adviser’s payment of startup costs for the Fund; and the overall anticipated expenses of the Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and the ability for the Adviser to place small accounts into the Fund.  The Board compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board determined that the Fund’s anticipated expense ratio was generally comparable to those of similar funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable.

(iii)

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s  investors.  In this regard, the Board considered the Fund’s fee arrangements with the Adviser. The Board noted that the management fee would stay the same as asset levels increased, although it noted that under the Services Agreement, the Adviser was obligated to pay certain of the Fund’s operating expenses which had the effect of limiting the overall fees paid by the Fund.  The Board also noted that the Fund would benefit from economies of scale under its agreements with service providers other than the Adviser. Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements with the Adviser were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser.

(iv)

Brokerage and portfolio transactions.  In regard to brokerage and portfolio transactions, the Board considered the Adviser’s standards for seeking best execution and the relevancy of those standards to the strategies that would be employed in managing the Fund. The Board also considered the anticipated portfolio turnover rate for the Fund. After further review, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

(v)

Possible conflicts of interest.  In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory person assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Adviser’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Adviser’s code of ethics. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board, including all of the Trustees, voting separately, approved the Advisory Agreement for the Fund upon the terms and for the compensation described therein.

Board of Trustees

Yang Xiang

Hsien Chung E. Yang

JiyangShen

Investment Adviser

Plainsboro Global Capital, Inc.

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Fifth Third Bank

Legal Counsel

The Law Offices of John H. Lively & Associates, Inc.

Independent Registered Public Accounting Firm

Meyler & Company, LLC

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2.Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4.Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7.Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's  disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities  Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Plainsboro Funds

By /s/ Yang Xiang

* Yang Xiang, President and Chief Compliance Officer

Date April 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Yang Xiang

*Yang Xiang

President and Chief Compliance Officer

Date April 13, 2012

By /s/Yang Xiang

*Yang Xiang

Treasurer and Principal Financial Officer

Date April 13, 2012

* Print the name and title of each signing officer under his or her signature.